Accruals and Other Liabilities	12 Months Ended
Dec. 31, 2023
Accruals and Other Liabilities
Accruals and Other Liabilities

11.  Accruals and Other Liabilities

The current and non-current portions of accruals and other liabilities consist of the following:

	As of December 31,
	2022	2023
	US$	US$
Accruals and other current liabilities
Salary and welfare payable	16,850	13,796
Cloud infrastructure and IT related services fee payables	3,214	4,214
Payment from depositary bank, current (1)	3,113	3,113
Tax payables	787	2,479
Professional service fee payables	2,036	2,203
Membership fee to be refunded (2)	388	1,857
Deposit payable	1,436	1,412
Sales return allowances	1,004	1,223
Advertising and promotion fee payables	1,078	975
Product warranty	213	200
Payables for share repurchase (3)	716	—
Others	2,548	1,335
Total accruals and other current liabilities	33,383	32,807

Other non-current liabilities
Payment from depositary bank, non-current (1)	7,004	3,891
Total accruals and other liabilities	40,387	36,698
(1)	The Company received reimbursement payment of US$13,053 and US$1,926 from a depositary bank in April 2021 and June 2022,respectively. The amount was recorded ratably as other non-operating income over a five-year and 46 months arrangement period, respectively. For the years ended December 31, 2021, 2022 and 2023, the Company recorded US$1,958, US$2,904 and US$3,113 in other non-operating income in the consolidated statements of comprehensive loss, respectively.
(2)	Membership fee to be refunded presents the balances of refundable membership fee collected by the Group from its customers under the 2019 and 2023 Membership Program (Note 2(q)).
(3)	Payables for share repurchase represents the share repurchase consideration to be settled as of December 31, 2022 by the Group to a bank engaged by the Group for the Share Repurchase Program (Note 14). These payables were fully paid subsequently in January 2023.